HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated April 5, 2010

To Fiduciary Shares Prospectus dated December 1, 2009

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective May 1, 2010, Aronson+Johnson+Ortiz, L.P. will no longer serve as the sub-adviser to HighMark Large Cap Value Fund (the “Large Cap Value Fund”). As of such date, HighMark Capital Management, Inc. (“HighMark Capital Management”) will provide the day-to-day portfolio management for the Large Cap Value Fund.

Beginning on May 1, 2010, HighMark Capital Management is expected to engage in a restructuring of the Large Cap Value Fund’s portfolio, which will cause the Large Cap Value Fund to incur brokerage and other transactional costs that would not otherwise have been borne by the Large Cap Value Fund. It is impossible to estimate with certainty what the amount of these costs will be. Additionally, any net gains recognized as a result of asset sales will be distributed to shareholders as taxable dividends, and, therefore, the restructuring of the Large Cap Value Fund’s portfolio may increase the amount of taxes payable by shareholders. However, due to the Large Cap Value Fund’s available capital loss carryover, HighMark Capital Management does not anticipate that significant distributions will be made, if any.

Consequently, as of May 1, 2010, the Prospectus is modified as follows:

1. The section under the heading “Investment Strategy” on page 37, is deleted in its entirety and replaced with the following:

HighMark Large Cap Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund’s portfolio. When selecting stocks for the Fund’s portfolio, the portfolio managers attempt to identify stocks that are undervalued relative to the market, the stocks’ historic valuations or the stocks’ future potential based on factors such as the stocks’ underlying earnings, book values, cash flows, dividend yields and private market values. The Fund will generally invest in companies with large capitalizations, and it is anticipated that a majority of such companies will pay dividends.

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

The Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include investing up to 5% of the Fund’s assets in emerging market securities), including ADRs and locally traded securities. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund’s assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see “Other Investment Matters” and “Instruments, Investment Techniques and Risks.”

HMK-SK-090-0100

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2. The subsection under the subheading “Large Cap Value Fund” under the heading “Sub-Advisers” on page 100, is deleted in its entirety.

3. In the table under the heading “Portfolio Managers” on page 102, the portfolio managers listed for the Large Cap Value Fund are deleted in their entirety and replaced with the following portfolio managers: Richard Earnest, Keith Stribling and Todd Lowenstein. These individuals will be co-managers of the Large Cap Value Fund.

4. In the tables under the heading “Portfolio Managers” on pages 103-107, all references to Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Martha E. Ortiz and R. Brian Wenzinger are deleted in their entirety. In addition, references to Richard Earnest, Keith Stribling and Todd Lowenstein are deleted in their entirety and replaced with the following:

Portfolio Manager	Length of Service with HighMark Fund	Business Experience During Past Five Years
Richard Earnest	Large Cap Value Fund since 2010; Value Momentum Fund since 1991.**	Senior Vice President and Director of Value Momentum for HighMark Capital Management, Inc.; associated with HighMark Capital Management and its predecessors since 1964.
Todd Lowenstein	Large Cap Value Fund since 2010; Value Momentum Fund since 2001.	Vice President and Director of Value Momentum for HighMark Capital Management, Inc. since 2001; worked at JP Morgan and as senior manager at KPMG Peat Marwick prior to joining HighMark Capital Management.
Keith Stribling	Large Cap Value Fund since 2010; Value Momentum Fund since 1998.	Vice President and Director of Value Momentum for HighMark Capital Management, Inc.; associated with HighMark Capital Management and its predecessors since 1995.

**	Mr. Earnest was the portfolio manager of Stepstone Value Momentum Fund prior to its consolidation with the Value Momentum Fund in 1997.

5. The subsection under the subheading “SUB-ADVISER (Large Cap Value Fund)” under the heading “HighMark Funds Service Providers” on the back cover page is deleted in its entirety.

Please retain this supplement for future reference.

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated April 5, 2010

To Retail Shares Prospectus dated December 1, 2009

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

I. Effective May 1, 2010, Aronson+Johnson+Ortiz, L.P. will no longer serve as the sub-adviser to HighMark Large Cap Value Fund (the “Large Cap Value Fund”). As of such date, HighMark Capital Management, Inc. (“HighMark Capital Management”) will provide the day-to-day portfolio management for the Large Cap Value Fund.

Beginning on May 1, 2010, HighMark Capital Management is expected to engage in a restructuring of the Large Cap Value Fund’s portfolio, which will cause the Large Cap Value Fund to incur brokerage and other transactional costs that would not otherwise have been borne by the Large Cap Value Fund. It is impossible to estimate with certainty what the amount of these costs will be. Additionally, any net gains recognized as a result of asset sales will be distributed to shareholders as taxable dividends, and, therefore, the restructuring of the Large Cap Value Fund’s portfolio may increase the amount of taxes payable by shareholders. However, due to the Large Cap Value Fund’s available capital loss carryover, HighMark Capital Management does not anticipate that significant distributions will be made, if any.

Consequently, as of May 1, 2010, the Prospectus is modified as follows:

1. The section under the heading “Investment Strategy” on page 39, is deleted in its entirety and replaced with the following:

HighMark Large Cap Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund’s portfolio. When selecting stocks for the Fund’s portfolio, the portfolio managers attempt to identify stocks that are undervalued relative to the market, the stocks’ historic valuations or the stocks’ future potential based on factors such as the stocks’ underlying earnings, book values, cash flows, dividend yields and private market values. The Fund will generally invest in companies with large capitalizations, and it is anticipated that a majority of such companies will pay dividends.

Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies.

The Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include investing up to 5% of the Fund’s assets in emerging market securities), including ADRs and locally traded securities. The Fund may also invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund’s assets in very short-term debt obligations. Such a strategy could make it more difficult for the Fund to achieve its goals.

HMK-SK-089-0100

HIGH11970010

For a more complete description of the securities in which the Fund can invest, please see “Other Investment Matters” and “Instruments, Investment Techniques and Risks.”

2. The subsection under the subheading “Large Cap Value Fund” under the heading “Sub-Advisers” on page 111, is deleted in its entirety.

3. In the table under the heading “Portfolio Managers” on page 113, the portfolio managers listed for the Large Cap Value Fund are deleted in their entirety and replaced with the following portfolio managers: Richard Earnest, Keith Stribling and Todd Lowenstein. These individuals will be co-managers of the Large Cap Value Fund.

4. In the table under the heading “Portfolio Managers” on pages 114-118, all references to Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Martha E. Ortiz and R. Brian Wenzinger are deleted in their entirety. In addition, references to Richard Earnest, Keith Stribling and Todd Lowenstein are deleted in their entirety and replaced with the following:

Portfolio Manager	Length of Service with HighMark Fund	Business Experience During Past Five Years
Richard Earnest	Large Cap Value Fund since 2010; Value Momentum Fund since 1991.**	Senior Vice President and Director of Value Momentum for HighMark Capital Management, Inc.; associated with HighMark Capital Management and its predecessors since 1964.
Todd Lowenstein	Large Cap Value Fund since 2010; Value Momentum Fund since 2001.	Vice President and Director of Value Momentum for HighMark Capital Management, Inc. since 2001; worked at JP Morgan and as senior manager at KPMG Peat Marwick prior to joining HighMark Capital Management.
Keith Stribling	Large Cap Value Fund since 2010; Value Momentum Fund since 1998.	Vice President and Director of Value Momentum for HighMark Capital Management, Inc.; associated with HighMark Capital Management and its predecessors since 1995.

**	Mr. Earnest was the portfolio manager of Stepstone Value Momentum Fund prior to its consolidation with the Value Momentum Fund in 1997.

5. The subsection under the subheading “SUB-ADVISER (Large Cap Value Fund)” under the heading “HighMark Funds Service Providers” on the back cover page is deleted in its entirety.

II. Effective May 3, 2010, the sales charge for Class A Shares is waived for purchases of $500,000 or greater with respect to the fixed-income funds.

Consequently, as of May 3, 2010, the Prospectus is modified as follows:

1. The double-asterisked footnote to the table titled “FEES AND EXPENSES” for HighMark Bond Fund on page 62, HighMark California Intermediate Tax-Free Bond Fund on page 66, HighMark National Intermediate Tax-Free Bond Fund on page 70, HighMark Short Term Bond Fund on page 74 and HighMark Wisconsin Tax-Exempt Fund on page 79 is deleted in its entirety and replaced with the following:

**	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater and was made prior to May 3, 2010, or was $500,000 or greater and was made on or after May 3, 2010, you must pay a Contingent Deferred Sales Charge of 0.50%. See “How Sales Charges are Calculated.”

2. The sentence “Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.” under the subheading “Class A”, under the heading “Choosing a Share Class” on page 96, is deleted in its entirety and replaced with the following:

Orders for Class C Shares for $1 million or more (or, in the case of the fixed-income funds, orders for Class C Shares for $500,000 or more) normally should be placed as orders for Class A Shares.

3. The paragraphs after the list of Funds under the subheading “Class C” on page 97, under the heading “Choosing a Share Class” on page 96, are deleted in their entirety and replaced with the following:

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management, Inc. may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than Class A shareholders who hold their Shares for a similar period.

For purchases of $1 million or greater with respect to the equity funds or asset allocation portfolios, or of $500,000 or greater with respect to the fixed-income funds, the sales charge for Class A Shares is waived. As a result, if you are making an initial investment of $1 million or more in the equity funds or asset allocation portfolios, or of $500,000 or more in the fixed-income funds, the lower operating expenses of Class A Shares may make them a better choice for you than Class C Shares.

The Funds also offer Fiduciary Class Shares, which have their own expense structure. Fiduciary Class Shares are available only to financial institutions, fiduciary clients of Union Bank, N.A., and certain other qualified investors. The Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund also offer Class M Shares. Class M Shares are only available to clients of Bailard, Inc., employees and officers of Bailard, Inc., and their families and friends, and investors who at the time of the proposed purchase are existing Class M shareholders of a Fund. Call us at 1-800-433-6884 for more details.

4. The table titled “FIXED-INCOME FUNDS”, under the heading “How Sales Charges Are Calculated” on page 97, is deleted in its entirety and replaced with the following:

FIXED-INCOME FUNDS

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
0 - $99,999	2.25%	2.30%
$100,000 - $249,999	1.75%	1.78%
$250,000 - $499,999	1.25%	1.27%
$500,000 and Over	0.00%*	0.00%

*	If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater and was made prior to May 3, 2010, or was $500,000 or greater and was made on or after May 3, 2010, you must pay a Contingent Deferred Sales Charge of 0.50%, based on the current market value of the Shares. Multiple purchases are handled on a “first in, first out” basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

Please retain this supplement for future reference.

HighMark Funds

Supplement dated April 5, 2010

To Statement of Additional Information dated December 1, 2009 (“SAI”)

This Supplement provides new and additional information beyond the information already contained in the SAI and should be read in conjunction with the SAI.

I. Effective May 1, 2010, Aronson+Johnson+Ortiz, L.P. will no longer serve as the sub-adviser to HighMark Large Cap Value Fund (the “Large Cap Value Fund”). As of such date, HighMark Capital Management, Inc. (“HighMark Capital Management”) will provide the day-to-day portfolio management for the Large Cap Value Fund.

Consequently, as of May 1, 2010, the SAI is modified as follows:

1. The subsection under the subheading “Disclosure of Non-Public Portfolio Holdings” on pages B-58 and B-59, under the heading “DISCLOSURE OF PORTFOLIO HOLDINGS” on page B-58, is deleted in its entirety and replaced with the following:

Disclosure of Non-Public Portfolio Holdings. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.

The Funds periodically disclose portfolio information on a confidential basis to the Board of Trustees and to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include Bailard, Inc. (sub-adviser to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund), Geneva Capital Management Ltd. (sub-adviser to HighMark Geneva Mid Cap Growth Fund and HighMark Geneva Small Cap Growth Fund), LSV Asset Management (sub-adviser to HighMark Small Cap Value Fund), Ziegler Capital Management, LLC (sub-adviser to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund), the Funds’ custodian (Union Bank, N.A.), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), the Funds’ tax reporting agents (KPMG – Taiwan, PriceWaterhouseCoopers – India), legal counsel, financial printer (RR Donnelley, Inc., Bowne/GCom2 Solutions, Inc. and Issuer Direct) and accounting agent and Sub-Administrator (PNC Global Investment Servicing (U.S.) Inc.), the Class B Shares financier (SG Constellation, LLC), the reconciling agent for a sub-adviser (SS&C Technologies, Inc.) and the Funds’ proxy voting services, currently RiskMetric Group ISS Governance Services and Glass Lewis & Co. These service providers are required to keep such information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

HMK-SK-091-0100

The Funds also periodically provide information about their portfolio holdings to rating and ranking organizations. Currently, the Funds provide such information to Moody’s and S&P’s in connection with those firms’ research on and classification of the Funds and in order to gather information about how the Funds’ attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies. Currently, the Funds provide such information to consulting companies including (but not limited to) the following: Callan Associates, Wilshire Associates, Mercer Investment Consulting and eVestment Alliance. These rating and ranking organizations and consulting companies are required to keep each Fund’s portfolio information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund’s policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.

2. The subsection under the subheading “Codes of Ethics” on page B-95, under the heading “MANAGEMENT OF HIGHMARK FUNDS” on page B-88, is deleted in its entirety replaced with the following:

Codes of Ethics

HighMark Funds, HCM, Bailard, Inc., Geneva Capital Management Ltd., LSV Asset Management, Zeigler Capital Management, LLC and HMFD have each adopted a code of ethics (“Codes of Ethics”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

3. The paragraph titled “Large Cap Value Fund” in the subsection under the subheading “Sub-Advisers” on page B-97, under the heading “MANAGEMENT OF HIGHMARK FUNDS” on page B-88, is deleted in its entirety and replaced with the following:

Large Cap Value Fund. Prior to May 1, 2010, Aronson+Johnson+Ortiz, L.P. (“AJO”), provided investment advisory services to the Large Cap Value Fund pursuant to a sub-advisory agreement effective March 31, 2003. For HighMark Funds’ fiscal years ended July 31, 2009, July 31, 2008 and July 31, 2007, the Adviser paid AJO under AJO’s sub-advisory agreement $502,813, $914,178 and $978,114, respectively.

4. In the table titled “Other Accounts Managed by the Portfolio Managers” on pages B-100 through B-102 in the subsection under the subheading “Portfolio Managers” on page B-100, under the heading “MANAGEMENT OF HIGHMARK FUNDS” on page B-88, all references to Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Martha E. Ortiz and R. Brian

Wenzinger are deleted in their entirety. In addition, the references to Todd Lowenstein, Richard Earnest and Keith Stribling are deleted in their entirety and replaced with the following:

Portfolio Manager	Other SEC-registered open-end and closed- end funds			Other pooled investment vehicles			Other accounts
	Number of accounts	Assets (in thousands)		Number of accounts	Assets (in thousands)		Number of accounts	Assets (in thousands)
Richard Earnest (5)*	1		$326,139	2		$113,463	22		$811,956
Richard Earnest (11)* Todd Lowenstein (5)*	0 1	$ $	0 326,139	2 2	$ $	113,463 113,463	22 20	$ $	811,956 812,304
Todd Lowenstein (11)*	0		$0	2		$113,463	20		$812,304
Keith Stribling (5)*	1		$326,139	2		$113,463	16		$806,224
Keith Stribling (11)*	0		$0	2		$113,463	16		$806,224

In addition, footnote 11 to the table is deleted in its entirety and replaced with the following:

(11)	“Other SEC-registered open-end and closed-end funds” represents funds other than HighMark Value Momentum Fund. As of February 28, 2010, Richard Earnest, Todd Lowenstein and Keith Stribling had not begun managing HighMark Large Cap Value Fund.

In addition, the following footnote is added immediately following the table:

*	The table shows the number and assets of other investment accounts (or portions of investment accounts) that each of Richard Earnest, Todd Lowenstein and Keith Stribling managed as of February 28, 2010.

5. In the table titled “Accounts and Assets for which Advisory Fee is Based on Performance” on page B-102 in the subsection under the subheading “Portfolio Managers” on page B-100, under the heading “MANAGEMENT OF HIGHMARK FUNDS” on page B-88, all references to Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Martha E. Ortiz and R. Brian Wenzinger are deleted in their entirety.

6. In the table titled “Ownership of Securities” on pages B-102 and B-103 in the subsection under the subheading “Portfolio Managers” on page B-100, under the heading “MANAGEMENT OF HIGHMARK FUNDS” on page B-88, all references to Theodore R. Aronson, Stefani Cranston, Gina Marie N. Moore, Martha E. Ortiz and R. Brian Wenzinger are deleted in their entirety. In addition, the references to Todd Lowenstein, Richard Earnest and Keith Stribling are deleted in their entirety and replaced with the following:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities in the Fund Beneficially Owned
Richard Earnest*	HighMark Large Cap Value Fund HighMark Value Momentum Fund	None $500,001 - $1,000,000
Todd Lowenstein*	HighMark Large Cap Value Fund HighMark Value Momentum Fund	None $100,001 - $500,000
Keith Stribling*	HighMark Large Cap Value Fund HighMark Value Momentum Fund	None $100,001 - $500,000

In addition, the following footnote is added immediately following the table:

*	The dollar range of equity securities held as of February 28, 2010.

7. The paragraph titled “Aronson+Johnson+Ortiz, L.P.” on page B-108 in the subsection under the subheading “Compensation” on page B-104, under the heading “MANAGEMENT OF HIGHMARK FUNDS” on page B-88, is deleted in its entirety.

8. The subsection under the subheading “Aronson+Johnson+Ortiz, L.P. (Sub-Adviser to the Large Cap Value Fund)” on pages B-182 through B-183 in APPENDIX B (Proxy Voting Policies and Procedures) is deleted in its entirety.

II. Effective May 3, 2010, the sales charge for Class A Shares is waived for purchases of $500,000 or greater with respect to the fixed-income funds.

Consequently, as of May 3, 2010, the SAI is modified as follows:

1. The table titled “Fixed-Income Funds” following the paragraph titled “Front-End Sales Charges” in the subsection under the subheading “Sales Charges” on page B-65 under the heading “ADDITIONAL PURCHASE AND REDEMPTION INFORMATION” on page B-63 is deleted in its entirety and replaced with the following:

FIXED-INCOME FUNDS

CLASS A SHARES

Amount of Purchase	Sales Charge As Percentage of Offering Price	Sales Charge as Appropriate Percentage of Net Amount Invested	Commission as Percentage of Offering Price
$0-$99,999	2.25%	2.30%	2.03%
$100,000-$249,999	1.75%	1.78%	1.58%
$250,000-$499,999	1.25%	1.27%	1.13%
$500,000 and Over*	0.00%	0.00%	0.00%

*	A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase if your purchase was made on or after May 3, 2010. However, if your purchase was $1 million or greater and was made prior to May 3, 2010, a contingent deferred sales charge of 0.50% will be assessed on any proceeds of any redemption of such Class A Shares prior to one year from the date of purchase.

2. The table titled “Bond Fund and California Intermediate Tax Free Bond Fund” on page B-68, following the paragraph titled “Reductions for Automatic Investment Plan (“AIP”) Participants” on page B-67 in the subsection under the subheading “Sales Charges” on page B-65 under the heading “ADDITIONAL PURCHASE AND REDEMPTION INFORMATION” on page B-63, is deleted in its entirety and replaced with the following:

BOND FUND AND CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

Amount of Purchase	Sales Charge as Percentage of Offering Price	Sales Charge as Appropriate Percentage of Net Amount Invested	Commission as Percentage of Offering Price
$0-$24,999	3.00%	3.09%	2.70%
$25,000-$49,999	2.50%	2.56%	2.25%
$50,000-$99,999	2.00%	2.04%	1.80%
$100,000-$249,999	1.50%	1.52%	1.35%
$250,000-$499,999	1.00%	1.01%	0.90%
$500,000 and Over*	0.00%	0.00%	0.00%

*	A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase if your purchase was made on or after May 3, 2010. However, if your purchase was $1 million or greater and was made prior to May 3, 2010, a contingent deferred sales charge of 0.50% will be assessed on any proceeds of any redemption of such Class A Shares prior to one year from the date of purchase.

Please retain this supplement for future reference.